Restatement - Restatements on the Consolidated Financial Statements as Previously Reported (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments		$ 232	$ 5,904
Total assets		90,130	139,717
Additional paid-in-capital		135,347	116,943
Total SGOCO Group, Ltd. shareholders' equity		70,627	119,569
Total shareholders' equity		70,627	119,765	$ 166,713	$ 83,815
Shares issued for compensation plan		680	600	533
Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments			5,904
Total assets			139,717
Additional paid-in-capital			116,943
Total SGOCO Group, Ltd. shareholders' equity			119,569
Total shareholders' equity			119,765
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments	[1]		6,765
Total assets			140,578
Additional paid-in-capital			117,804
Total SGOCO Group, Ltd. shareholders' equity			120,430
Total shareholders' equity			120,626
Discontinued Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments		37
Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders' equity		135,347	116,943	115,187	$ 50,159
Shares issued for compensation plan		$ 679	600	526
Additional Paid-in Capital [Member] | Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders' equity			116,943	115,187
Shares issued for compensation plan			600	526
Additional Paid-in Capital [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders' equity			$ 117,804	116,648
Shares issued for compensation plan				$ 1,987

[1]	Other receivables and prepayments of Boca amounting $37 was reclassified to discontinued operations (note 3).